Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

As part of its normal business, the Company entered into arrangements and incurred obligations that will impact the Company’s future operations and liquidity. The principal commitments of the Company are as follows:

($000s)		Payment Due by Period[1,2]
	Recognized
	in Financial	Contractual	Less than
	Statements	Cash Flows	1 year	1-3 years
Accounts payable and accrued liabilities	Yes - Liability	28,007	28,007	—
Long-term debt	Yes - Liability	52,355	—	52,355
Other long-term liabilities	Yes - Liability	1,007	—	1,007
Office and equipment leases[3]	No	2,949	1,985	964
Total		84,318	29,992	54,326
[1] Payments exclude ongoing operating costs, finance costs and payments made to settle derivatives.
[2] Payments denominated in foreign currencies have been translated at December 31, 2018 exchange rates.
[3] Office and equipment leases include all drilling rig contracts.

Pursuant to the PSC for North West Sitra in Egypt, the Company had a minimum financial commitment of $10.0 million and a work commitment for two wells and 300 square kilometers of 3-D seismic during the initial three-and-a-half year exploration period, which commenced on January
8, 2015. The Company requested and received a six month extension of the initial exploration period to January 7, 2019. As at December 31, 2018, the Company has met its financial and operating commitments, with the acquisition of 600 square kilometers of 3-D seismic in 2017 and the drilling of two wells in 2018. The Company has now completed the initial exploration period work program and based on well results did not elect to enter the second exploration phase and relinquished the concession on January 7, 2019.

In the normal course of its operations, the Company may be subject to litigation and claims. Although it is not possible to estimate the extent of potential costs, if any, management believes that the ultimate resolution of such contingencies would not have a material adverse impact on the results of operations, financial position or liquidity of the Company.

The Company is not aware of any material provisions or other contingent liabilities as at December 31, 2018.